Cover	Dec. 14, 2023
Document Information Line Items
Entity Registrant Name	AINOS, INC.
Entity Central Index Key	0001014763
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Dec. 14, 2023
Entity File Number	0-20791
Entity Incorporation State Country Code	TX
Entity Tax Identification Number	75-1974352
Entity Address Address Line 1	8880 Rio San Diego Drive
Entity Address Address Line 2	Ste. 800
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92108
City Area Code	858
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	869-2986
Common Stocks [Member]
Document Information Line Items
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	AIMD
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information Line Items
Security 12b Title	Warrants to purchase Common Stock
Trading Symbol	AIMDW
Security Exchange Name	NASDAQ